Schedule of deferred tax assets not recognized (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
Notes and other explanatory information [abstract]
Deferred tax assets not recognized	$ 229,363	$ 299,411	$ 362,315	$ 620,136